GOODWILL AND INTANGIBLE ASSETS (Details 1) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	$ 3,368
Accumulated Amortization	(140)
Net Carrying Amount	3,228	$ 0
Acquired technology [Member]
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	3,368
Accumulated Amortization	(140)
Net Carrying Amount	$ 3,228
Estimated Useful Life	3 years